Schedule of investments

Delaware Tax-Free Idaho Fund November 30, 2019 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 98.39%
Corporate Revenue Bonds - 3.12%
Nez Perce County Pollution Control Revenue
(Potlatch Project) 2.75% 10/1/24	1,250,000	$1,298,187
Power County Industrial Development Revenue
(FMC Project) 6.45% 8/1/32 (AMT)	2,000,000	2,008,520
		3,306,707
Education Revenue Bonds - 17.71%
Boise State University Revenue
(General Project)
Series A 4.00% 4/1/22	485,000	515,579
Series A 4.00% 4/1/37	1,250,000	1,294,363
Series A 5.00% 4/1/42	1,350,000	1,446,957
Series A 5.00% 4/1/47	500,000	592,890
Series A 5.00% 4/1/48	1,000,000	1,198,920
Idaho Housing & Finance Association
(Compass Public Charter School Project)
Series A 144A 6.00% 7/1/39 #	370,000	431,161
Series A 144A 6.00% 7/1/49 #	595,000	684,399
Series A 144A 6.00% 7/1/54 #	570,000	651,179
(Idaho Arts Charter School Project)
Series A 5.00% 12/1/38	1,000,000	1,110,720
Series A 144A 5.00% 12/1/46 #	1,000,000	1,084,120
(North Star Charter School Project)
Capital Appreciation Subordinate Series B 144A
4.88% 7/1/49 #^	2,888,155	562,237
Series A 6.75% 7/1/48	529,151	576,748
(Victory Charter School Project) Series B 5.00% 7/1/39	1,000,000	1,085,710
(Xavier Charter School Project) Series A 5.00% 6/1/50	1,275,000	1,392,861
Idaho State University Revenue
3.00% 4/1/49	1,000,000	990,320
5.00% 4/1/43	250,000	304,973
5.00% 4/1/44	250,000	304,440
University of Idaho
Series 2011 5.25% 4/1/41 •	1,710,000	1,792,679
Series A 5.00% 4/1/41	1,000,000	1,219,220
Series B 5.00% 4/1/28	1,000,000	1,012,040
Series B 5.00% 4/1/32	500,000	505,955
		18,757,471
Electric Revenue Bonds - 3.64%
Boise-Kuna Irrigation District Revenue
(Idaho Arrowrock Hydroelectric Project) 5.00% 6/1/34	2,000,000	2,291,600
Guam Power Authority Revenue
Series A 5.00% 10/1/40	1,000,000	1,139,440

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Schedule of investments

Delaware Tax-Free Idaho Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series CCC 5.25% 7/1/27 ‡	230,000	$176,525
Series WW 5.00% 7/1/28 ‡	320,000	245,600
		3,853,165
Healthcare Revenue Bonds - 11.43%
Idaho Health Facilities Authority Revenue
(Madison Memorial Hospital Project) 5.00% 9/1/37	1,350,000	1,507,248
(St. Luke’s Health System Project)
Series A 5.00% 3/1/27	1,000,000	1,223,800
Series A 5.00% 3/1/47	1,500,000	1,576,875
(Trinity Health Credit Group)
Series D 4.50% 12/1/37	1,385,000	1,425,165
Series ID 4.00% 12/1/43	1,000,000	1,092,620
Series ID 5.00% 12/1/32	1,000,000	1,082,420
Series ID 5.00% 12/1/46	750,000	880,485
(Valley Vista Care Corporation)
Series A 5.25% 11/15/37	1,005,000	1,067,993
Series A 5.25% 11/15/47	1,130,000	1,181,483
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Hospital Auxilio Mutuo Obligated Group Project)
Series A 6.00% 7/1/33	1,020,000	1,063,952
		12,102,041
Housing Revenue Bonds - 4.57%
Idaho Housing & Finance Association
Series A 4.50% 1/21/49 (GNMA)	954,018	1,009,894
Idaho Housing & Finance Association Single Family
Mortgage Revenue
Series A 3.05% 7/1/39 (GNMA)	1,675,000	1,699,187
Series A 3.25% 1/1/43 (GNMA)	825,000	841,723
Series A Class II 4.375% 7/1/32	480,000	485,640
Series C 3.00% 1/1/43 (FHA)	800,000	805,496
		4,841,940
Lease Revenue Bonds - 7.86%
Boise Urban Renewal Agency
5.00% 12/15/31	750,000	892,665
5.00% 12/15/32	750,000	890,363
Idaho Fish & Wildlife Foundation
5.00% 12/1/41	200,000	243,574

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Idaho Housing & Finance Association Economic
Development Facilities Revenue
(TDF Facilities Project)
Series A 6.50% 2/1/26	1,370,000	$1,446,556
Series A 7.00% 2/1/36	1,500,000	1,583,025
Idaho State Building Authority Revenue
Series B 5.00% 9/1/40	1,250,000	1,359,087
(Capitol Mall Parking Project)
Series A 4.50% 9/1/26	485,000	541,939
Series A 4.50% 9/1/27	505,000	562,913
(Department of Health & Welfare Project) Series B
4.00% 9/1/48	750,000	807,270
		8,327,392
Local General Obligation Bonds - 24.12%
Ada & Boise Counties Independent School District Boise
City
5.00% 8/1/33	1,010,000	1,230,847
5.00% 8/1/34	1,500,000	1,824,525
5.00% 8/1/35	1,160,000	1,408,692
5.00% 8/1/36	500,000	605,840
Ada & Canyon Counties Joint School District No. 2
Meridian
4.50% 7/30/22	1,500,000	1,532,940
Ada & Canyon Counties Joint School District No. 3 Kuna
(Sales Tax & Credit Enhancement Guaranty)
Series B 5.00% 9/15/33	1,670,000	2,040,573
Series B 5.00% 9/15/35	1,100,000	1,338,359
Canyon County School District No. 131 Nampa
(School Board Guaranteed)
Series B 5.00% 8/15/23	1,295,000	1,473,697
Canyon County School District No. 132 Caldwell
Series A 5.00% 9/15/22 (AGM)	1,725,000	1,729,985
Series A 5.00% 9/15/23 (AGM)	1,810,000	1,815,195
Canyon County School District No. 139 Vallivue
(School Board Guaranteed)
5.00% 9/15/33	1,000,000	1,125,490
Series B 5.00% 9/15/24	1,480,000	1,633,890
Idaho Bond Bank Authority Revenue
Series A 4.00% 9/15/33	530,000	599,875
Series A 4.00% 9/15/37	1,000,000	1,117,210
Series C 5.00% 9/15/42	500,000	603,765

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Schedule of investments

Delaware Tax-Free Idaho Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Madison County School District No. 321 Rexburg
(Sales Tax & Credit Enhancement Guaranty)
Series B 5.00% 8/15/25	1,080,000	$1,300,990
Series B 5.00% 8/15/26	500,000	617,360
Nez Perce County Independent School District No. 1
(Sales Tax & Credit Enhancement Guaranty)
Series B 5.00% 9/15/36	1,000,000	1,211,690
Series B 5.00% 9/15/37	1,000,000	1,206,420
Twin Falls County School District No. 411
(School Board Guaranteed) Series A 4.75% 9/15/37	1,000,000	1,129,890
		25,547,233
Pre-Refunded Bond - 2.41%
Idaho Health Facilities Authority Revenue
(St. Luke’s Regional Medical Center Project)
5.00% 7/1/35-20 (AGM)§	2,500,000	2,556,125
		2,556,125
Special Tax Revenue Bonds - 19.14%
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	545,000	568,833
Series A 5.25% 1/1/36	705,000	741,491
Series B-1 5.00% 1/1/42	1,425,000	1,482,285
Idaho Water Resource Board Loan Program Revenue
(Ground Water Rights Mitigation) Series A 5.00% 9/1/32	3,565,000	3,877,116
Ketchum Urban Renewal Agency Tax Increment Revenue
5.50% 10/15/34	1,500,000	1,523,910
Nampa Development Corporation Revenue
5.90% 3/1/30	3,000,000	3,015,150
(Library Square Project) 144A 5.00% 9/1/31 #	1,000,000	1,072,050
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	875,000	905,826
Series A-1 4.75% 7/1/53	3,485,000	3,606,452
Series A-1 5.00% 7/1/58	1,381,000	1,451,086
Series A-2 4.329% 7/1/40	420,000	426,821
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note) 5.00% 10/1/29
(AGM)	1,500,000	1,598,250
		20,269,270
Transportation Revenue Bonds - 3.10%
Boise City Airport Revenue
(Air Terminal Facilities Project)
5.75% 9/1/20 (AGM) (AMT)	1,000,000	1,032,610

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Boise City Airport Revenue
(Parking Facilities Project) 4.00% 9/1/32	2,180,000	$2,249,411
		3,282,021
Water & Sewer Revenue Bonds - 1.29%
Guam Government Waterworks Authority
5.00% 7/1/40	370,000	427,128
5.00% 1/1/46	835,000	941,170
		1,368,298
Total Municipal Bonds (cost $99,320,365)		104,211,663
	Number of shares
Short-Term Investments – 0.38%
Money Market Mutual Fund - 0.07%
Dreyfus AMT-Free Tax Exempt Cash Management Fund -
Institutional Shares (seven-day effective yield 1.01%)	75,022	75,022
		75,022
	Principal amount°
Variable Rate Demand Note - 0.31%¤
Idaho Health Facilities Authority Revenue (St. Luke’s
Health System Project) Series C
1.13% 3/1/48 (LOC – US Bank N. A. )	325,000	325,000
		325,000
Total Short-Term Investments (cost $400,022)		400,022

Total Value of Securities – 98.77%
(cost $99,720,387)		104,611,685
Receivables and Other Assets Net of Liabilities – 1.23%		1,306,219
Net Assets Applicable to 9,178,355 Shares Outstanding – 100.00%		$105,917,904

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At Nov. 30, 2019, the aggregate value of Rule 144A securities was $4,485,146, which represents
4.23% of the Fund’s net assets.

¤ Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Nov. 30, 2019.

§ Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds.
For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.

° Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

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Schedule of investments

Delaware Tax-Free Idaho Fund (Unaudited)

‡ Non-income producing security. Security is currently in default.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
Nov. 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M,
LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

^ Zero-coupon security. The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
FHA – Federal Housing Administration
GNMA – Government National Mortgage Association collateral
ICE – Intercontinental Exchange
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LOC – Letter of Credit
N.A. – National Association
USD – US Dollar

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